Leases (Tables)	12 Months Ended
Jan. 31, 2025
Leases [Abstract]
Schedule of changes in right of use assets
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2025:

	Carrying amount as at January 31, 2024	Additions	Depreciation [a]	Impairment [b]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2025
Building & land	$152.4	$36.7	$(47.5)	$(6.1)	$3.3	$27.3	$166.1
Equipment	17.3	5.9	(7.7)	—	0.9	0.3	16.7
Total	$169.7	$42.6	$(55.2)	$(6.1)	$4.2	$27.6	$182.8
[a]
An amount of $28.4 million included in cost of sales.
[b]
Impairment charge of $6.1 million is related to Marine businesses assets held for sale (Note 30).
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2024:

	Carrying amount as at January 31, 2023	Additions	Depreciation [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2024
Building & land	$163.2	$19.0	$(43.0)	$0.7	$12.5	$152.4
Equipment	17.1	8.6	(7.6)	(0.9)	0.1	17.3
Total	$180.3	$27.6	$(50.6)	$(0.2)	$12.6	$169.7
[a]
An amount of $26.2 million included in cost of sales.

Schedule of changes in lease liabilities
The following table explains the changes in lease liabilities during the year ended January 31, 2025:

	Carrying amount as at January 31, 2024	Issuance	Interest	Repayment [a]	Liabilities associated with assets held for sale (Note 30)	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2025
Lease liabilities	$188.3	$43.1	$8.5	$(60.9)	$(6.7)	$7.6	$25.4	$205.3
[a]
Includes $8.5 million of interest paid.
The following table explains the changes in lease liabilities during the year ended January 31, 2024:

	Carrying amount as at January 31, 2023	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2024
Lease liabilities	$196.9	$27.3	$7.7	$(56.3)	$0.3	$12.4	$188.3
[a]
Includes $7.7 million of interest paid.